Victory Target Managed Allocation Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Bloomberg U.S. Universal Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.25%	7.78%	8.53%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.19%	5.28%	6.43%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.03%	5.26%	6.06%